Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2025	December 31, 2024
Balance, beginning of year	$124,355	$90,919
Capital expenditures	930	—
Property acquisitions	34,148	39,355
Divestitures	(8,577)	(2,009)
Exploration and evaluation expense	(5,534)	(779)
Transfers to oil and gas properties (note 6)	(11,737)	(3,131)
Balance, end of year	$133,585	$124,355